Segment Reporting - Revenues and Percentage of Consolidated Revenues (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Revenue, Major Customer [Line Items]
Revenues	$ 1,880,332	$ 2,328,569	$ 2,450,382
Customer Concentration Risk | Sales Revenue, Net | Royal Dutch Shell Plc
Revenue, Major Customer [Line Items]
Revenues	$ 259,400	$ 429,900
Percentage of consolidated revenues	14.00%	19.00%
Customer Concentration Risk | Sales Revenue, Net | BG Group
Revenue, Major Customer [Line Items]
Revenues			$ 263,400
Percentage of consolidated revenues			11.00%
Customer Concentration Risk | Sales Revenue, Net | Petroleo Brasileiro SA
Revenue, Major Customer [Line Items]
Revenues		$ 223,700	$ 231,800
Percentage of consolidated revenues		10.00%	10.00%
Customer Concentration Risk | Sales Revenue, Net | BP Exploration Operating Co. Ltd.
Revenue, Major Customer [Line Items]
Revenues	$ 183,000
Percentage of consolidated revenues	10.00%